Transactions with Related Parties - Statement Of Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	$ 4,088	$ 1,503	$ 7,852	$ 5,172
Tsakos Energy Management Limited (management fees)	3,886	3,967	7,826	7,959
Total expenses with related parties	9,009	8,664	17,706	17,411
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	1,333	1,231	2,552	2,479
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Tsakos Energy Management Limited (management fees)	3,811	3,892	7,676	7,809
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Tsakos Columbia Shipmanagement S.A.	324	328	635	651
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Argosy Insurance Company Limited	2,391	2,336	4,475	4,744
AirMania Travel S.A.
Related Party Transaction [Line Items]
AirMania Travel S.A.	$ 1,150	$ 877	$ 2,368	$ 1,728